Submission	Jun. 26, 2026
Submission [Line Items]
Central Index Key	0002110117
Registrant Name	ITG, Inc./DE/
Registration File Number	333-296557
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES